Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Payable [Abstract]
Notes Payable

Notes 7 — Notes Payable

Veru Notes Payable

In connection with the Veru APA (see Note 5), the Company executed three non-interest bearing notes payable (the “Notes”) in the principal amounts of $4.0 million, $5.0 million and $5.0 million with initial maturity dates of September 30, 2023, April 19, 2024, and September 30, 2024, respectively. In accordance with the Notes, no principal payments are due until maturity; however, the Company may voluntarily prepay the Notes with no penalty. Additionally, in an Event of Default, as defined in the Notes, the unpaid principal amount of the Notes will accrue interest at a rate of 10.0% per annum.

The Company imputed interest on the Notes using an average discount rate of 8.2% and recorded a debt discount of approximately $1.1 million at the issuance date. The debt discount is reflected as a reduction in the carrying amount of the Notes and amortized to interest expense through the respective maturity dates, using the effective interest method. The Company recorded approximately $0.4 million of associated interest expense during the three months ended March 31, 2024. The unamortized debt discount as of March 31, 2024 was approximately $0.2 million.

On September 29, 2023, the Company and the note holder entered into an amendment to the Veru APA, which provided that the $4.0 million note payable originally due on September 30, 2023 was deemed paid and fully satisfied upon (1) the payment to the Seller of $1.0 million in cash on September 29, 2023, and (2) the issuance to the Seller by October 3, 2023 of 3,000 shares of Series A Preferred Stock of the Company (see Note 5). In connection with the Veru APA Amendment, the Company recorded an extinguishment loss on the note payable of approximately $490,000 during the year ended December 31, 2023, which represented the difference between the fair value of the Series A Preferred Stock that was issued to settle the debt and the carrying value of the note payable as of September 29, 2023.

Future minimum principal payments on the Notes as of March 31, 2024, includes $10 million in principal payments that were due in 2024. Subsequent to March 31, 2024, the Company entered into a Forbearance Agreement related to the $5.0 million note payable that was due on April 19, 2024, which, among other things, now allows for the Company to repay the principal amount of the note by March 31, 2025 (see Note 15).

Related Party Debenture

On January 23, 2024, the Company issued a non-convertible debenture (the “Debenture”) to the PMX Investor, a related party, in the principal sum of $5.0 million, in connection with the Subscription Agreement discussed in Note 8. The Debenture has an interest rate of 4.0% per annum, and the principal and accrued interest was originally payable in full upon the earlier of (i) the closing under the Subscription Agreement and (ii) June 30, 2024. The due date of the related party debenture was extended to October 31, 2024 (see Note 15). Additionally, the $5.0 million subscription amount under the Subscription Agreement shall be increased by the amount of interest payable under the Debenture.

In connection with the issuance of the Debenture, the Company incurred approximately $0.4 million in financing fees, which is recorded as a debt discount, and reflected as a reduction in the carrying amount of the Debenture. The debt discount is amortized to interest expense through the maturity date. The Company recorded approximately $0.2 million of interest expense on the Debenture during the three months ended March 31, 2024 which includes accrued interest and amortization of the debt discount. The unamortized debt discount as of March 31, 2024 was approximately $0.2 million.

As of March 31, 2024, the Company has recorded accrued interest of $50,000 on the Debenture, which is included in accrued expenses in the accompanying condensed consolidated balance sheets.

Insurance Financing

During the three months ended March 31, 2024, the Company obtained financing for certain Director & Officer liability insurance policy premiums. The agreement assigns the lender a first priority lien on and security interest in the financed policies and any additional premium required in the financed policies.

The total premiums, taxes and fees financed are approximately $0.7 million, with an annual interest rate of 7.79%. In consideration of the premium payment by the lender to the insurance companies or the agent or broker, the Company unconditionally promised to pay the lender the amount financed plus interest and other charges permitted under the agreement. At March 31, 2024, the Company recognized approximately $0.6 million as an insurance financing note payable, which is included in the current portion of notes payable in the accompanying condensed consolidated balance sheets. The Company will pay the insurance financing through monthly installment payments of approximately $78,000, with the last payment for the note due on November 17, 2024.

PMX Note Payable

The Company also assumed an obligation in the amount of 100,000 CHF, in connection with the Proteomedix acquisition. This obligation relates to a loan from an investor that was advanced to Proteomedix in March 2010. This loan bears no interest, is unsecured and may be cancelled by the Company at its discretion, however it is the intent of the Company to repay this loan in the future. The loan payable, in the amount of approximately $111,000, is included in the long term note payable in the accompanying condensed consolidated balance sheets as of March 31, 2024.

Note 7 — Notes Payable

In connection with the Veru APA (see Note 5), the Company executed three non-interest bearing notes payable (the “Notes”) in the principal amounts of $4.0 million, $5.0 million and $5.0 million with maturity dates of September 30, 2023, April 19, 2024, and September 30, 2024, respectively. No principal payments are due until maturity; however, the Company may voluntarily prepay the Notes with no penalty. Additionally, in an Event of Default, as defined in the Notes, the unpaid principal amount of the Notes will accrue interest at a rate of 10.0% per annum.

The Company imputed interest on the Notes using an average discount rate of 8.2% and recorded a debt discount of approximately $1.1 million at the issuance date. The debt discount is reflected as a reduction in the carrying amount of the Notes and amortized to interest expense through the respective maturity dates, using the effective interest method. The Company recorded approximately $0.7 million of associated interest expense during the year ended December 31, 2023. The unamortized debt discount as of December 31, 2023 was approximately $0.4 million.

On September 29, 2023, the Company and the note holder entered into an amendment to the Veru APA, which provided that the $4.0 million note payable originally due on September 30, 2023 was deemed paid and fully satisfied upon (1) the payment to the Seller of $1.0 million in cash on September 29, 2023, and (2) the issuance to the Seller by October 3, 2023 of 3,000 shares of Series A Preferred Stock of the Company (see Note 5). In connection with the Veru APA Amendment, the Company recorded an extinguishment loss on the note payable of approximately $490,000, which represents the difference between the fair value of the Series A Preferred Stock that was issued to settle the debt and the carrying value of the note payable as of September 29, 2023. The extinguishment loss is recognized in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2023.

To determine the fair value of the Series A Preferred Stock, the Company first derived the business enterprise value (“BEV”) using a discounted cash flow method. The BEV was adjusted to an equity value assuming $3.0 million of debt converted to Series A Preferred Stock, which was then allocated across the Company’s securities. The concluded value for the Series A Preferred Stock utilized the Black-Scholes option pricing model, which was classified as level 3 in the valuation hierarchy due to the presence of significant unobservable inputs. The following key assumptions were used in the model: volatility rate of 100%, risk free interest rate of 4.6%, 5.0 year expected term, and the Company’s aggregate equity value. The volatility was based on the historical and implied volatility of a peer group and the risk-free interest rate was based on the implied yield available on U.S. Treasury securities with a term commensurate with the estimated expected term.

Future minimum principal payments on the Notes as of December 31, 2023, includes $10 million in principal payments that are due in 2024.

The Company also assumed an obligation in the amount of 100,000 CHF, in connection with the Proteomedix acquisition. This obligation relates to a loan from an investor that was advanced to Proteomedix in March 2010. This loan bears no interest, is unsecured and may be cancelled by the Company at its discretion, however it is the intent of the Company to repay this loan in the future. The loan payable, in the amount of approximately $119,000, is included in long term note payable in the accompanying consolidated balances sheet as of December 31, 2023.